Subsequent Events	12 Months Ended
Jun. 30, 2021
Subsequent Events [Abstract]
Subsequent Events

Note 16 – Subsequent Events

In July 2021, Evolve Bank and Trust Company and the Small Business Administration forgave $103,900 Paycheck Protection Program Loans (PPP Loans) and related interest.

For the period July 1, 2021 through December 31, 2021, the former Parent, Rennova, has advanced funds and paid expenses of the Company in the amount of $374,473. This is included as a liability.